Borrowings - Summary of Carrying Amount and Fair Value of Debentures and Borrowings (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings (Including current portion of long-term borrowings)	₩ 6,683,662	₩ 8,120,791
Short-term borrowings	128,300	153,100
Gross carrying amount [member]
Disclosure of detailed information about borrowings [Line Items]
Debentures	5,968,229	7,323,448
Long-term borrowings (Including current portion of long-term borrowings)	587,133	644,243
Short-term borrowings	128,300	153,100
Total	6,683,662	8,120,791
Fair Value [member]
Disclosure of detailed information about borrowings [Line Items]
Debentures	6,022,551	7,387,085
Long-term borrowings (Including current portion of long-term borrowings)	587,475	644,010
Short-term borrowings	128,300	153,100
Total	₩ 6,738,326	₩ 8,184,195